UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4054

Oppenheimer Rochester AMT - Free New York Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2012

Item 1.	Schedule of Investments.

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–113.7%
New York–90.4%
$ 700,000	Albany County, NY IDA (Albany College of Pharmacy)	5.625%	12/01/2034	$720,916
200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	198,492
125,000	Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	121,253
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375	07/01/2026	560,990
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	559,590
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875	07/01/2041	1,120,220
2,900,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2031	3,036,590
560,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2037	580,754
285,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2027	287,366
150,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2032	150,444
100,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2037	98,473
100,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000	05/01/2025	14,997
670,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	670,047
3,765,000	Albany, NY IDA (Sage Colleges)[1]	5.300	04/01/2029	3,656,907
1,000,000	Albany, NY IDA (St. Peter’s Hospital)	5.500	11/15/2027	1,125,290
1,380,000	Albany, NY IDA, Series B	5.750	11/15/2032	1,555,108
1,365,000	Albany, NY IDA, Series D	5.750	11/15/2027	1,561,533
4,550,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200	01/01/2040	4,441,665
5,895,000	Brookhaven, NY IDA (Alternatives for Children)	7.550	02/01/2033	6,601,221
9,235,000	Brookhaven, NY IDA (Dowling College)[1]	6.750	11/01/2032	9,417,484
350,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2030	350,984
250,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2036	250,100
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375	10/01/2041	310,476
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000	10/01/2031	159,320

1	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 140,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000%	08/01/2032	$160,965
300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750	11/01/2030	302,631
25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	27,124
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	32,506
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	32,492
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	32,463
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	37,840
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	37,840
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	37,840
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	43,246
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2035	43,227
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2036	48,588
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2037	48,566
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	53,915
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	53,797
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	59,098
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	59,021
60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	64,329
200,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	208,010
520,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.100	05/01/2031	533,733
1,075,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	1,076,795
130,000	Coeymans, NY Fire District	5.000	10/15/2024	137,688
135,000	Coeymans, NY Fire District	5.000	10/15/2025	142,898
140,000	Coeymans, NY Fire District	5.000	10/15/2026	148,067
1,040,000	Colonie, NY GO1	6.000	04/01/2032	1,209,936
840,000	Colonie, NY GO1	6.000	04/01/2033	977,256
15,000	Deerfield, NY GO	5.500	06/15/2021	16,214
15,000	Deerfield, NY GO	5.500	06/15/2022	16,133
15,000	Deerfield, NY GO	5.500	06/15/2023	16,051
15,000	Deerfield, NY GO	5.500	06/15/2024	16,033
20,000	Deerfield, NY GO	5.500	06/15/2025	21,335
20,000	Deerfield, NY GO	5.600	06/15/2026	21,312
20,000	Deerfield, NY GO	5.600	06/15/2027	21,285
20,000	Deerfield, NY GO	5.600	06/15/2028	21,258
25,000	Deerfield, NY GO	5.600	06/15/2029	26,556
25,000	Deerfield, NY GO	5.600	06/15/2030	26,531
25,000	Deerfield, NY GO	5.600	06/15/2031	26,515
25,000	Deerfield, NY GO	5.600	06/15/2032	26,515
30,000	Deerfield, NY GO	5.600	06/15/2033	31,817
30,000	Deerfield, NY GO	5.600	06/15/2034	31,817
30,000	Deerfield, NY GO	5.600	06/15/2035	31,808
35,000	Deerfield, NY GO	5.600	06/15/2036	37,085
36,135,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2046	37,934,523

2	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
$ 8,085,000	Dutchess County, NY IDA (Elant Fishkill)	5.250%		01/01/2037	$7,667,976
570,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000		10/01/2030	607,517
250,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.250		07/01/2025	288,798
450,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2030	536,391
100,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	116,848
1,230,000	East Hampton, NY Town Hsg. Authority[1]	6.500		05/01/2034	1,458,977
130,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	131,361
265,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	307,498
225,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	260,546
135,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	155,150
500,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	528,145
1,355,000	Erie County, NY IDA (DePaul Properties)	5.750		09/01/2028	1,342,466
115,000	Erie County, NY IDA (DePaul Properties)	6.500		09/01/2018	118,502
195,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	199,060
5,600,000	Erie County, NY IDA (Medaille College)	7.625		04/01/2035	5,868,856
350,000	Erie County, NY IDA (Orchard Park CCRC)	5.000		11/15/2014	361,088
1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125		11/15/2016	1,561,552
3,300,000	Erie County, NY IDA (The Episcopal Church Home)	5.875		02/01/2018	3,306,039
1,880,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	1,882,143
36,405,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2038	29,927,458
29,515,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2045	23,459,407
55,500,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875	[3]	06/01/2050	1,511,820
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607	[3]	06/01/2055	1,015,680
110,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	113,991

3	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 60,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200%	06/01/2025	$62,801
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000	12/01/2027	815,016
70,000	Hempstead Village, NY GO1	5.000	09/15/2025	74,452
70,000	Hempstead Village, NY GO1	5.000	09/15/2026	74,193
50,000	Hempstead, NY IDA (Hofstra University)[1]	5.000	07/01/2033	50,783
410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500	11/01/2038	406,281
4,840,000	Hempstead, NY IDA (WORCA)	6.900	08/01/2033	4,888,642
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.750	07/01/2039	1,140,080
1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,806,200
8,045,000	Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2047	8,511,127
3,400,000	Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2047	3,596,996
5,600,000	Hudson Yards, NY Infrastructure Corp.	5.750	02/15/2047	6,654,592
3,505,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	11/01/2045	3,516,637
2,335,000	Islip, NY IDA (Engel Burman at Sayville)[4]	6.500	11/01/2045	2,342,752
1,425,000	Islip, NY IDA (Engel Burman at Sayville)[4]	6.500	11/01/2045	1,429,731
2,420,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	2,389,750
280,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	276,500
5,000,000	L.I., NY Power Authority	6.000	05/01/2033	6,076,150
3,000,000	L.I., NY Power Authority, Series A	5.000	09/01/2037	3,407,070
9,000,000	L.I., NY Power Authority, Series A	5.000	05/01/2038	10,075,050
10,610,000	L.I., NY Power Authority, Series A	5.000	09/01/2042	11,993,544
4,850,000	L.I., NY Power Authority, Series A	5.750	04/01/2039	5,768,057
5,000,000	L.I., NY Power Authority, Series A	6.250	04/01/2033	6,177,850
3,300,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	3,848,625
415,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	429,297
5,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.000	05/01/2013	5,037
15,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750	05/01/2023	15,064

4	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
$ 350,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.250%		04/01/2019	$350,263
705,000	Monroe County, NY IDA (Rochester Institute of Technology)	5.375		04/01/2029	705,388
200,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	139,810
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	305,724
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	168,206
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	84,424
325,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	362,070
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	172,118
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	284,238
10,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[5]	5.500		08/15/2040	11,575,200
4,475,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[5]	5.750		08/15/2035	5,462,482
302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	1,596,283
1,000,000	Monroe, NY Newpower Corp.[1]	5.625		01/01/2026	1,021,100
4,000,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	4,048,000
500,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	500,405
340,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	342,268
1,760,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,784,059
475,000	Nassau County, NY IDA (ALIA-CMA)	6.125		09/01/2018	478,168
525,000	Nassau County, NY IDA (ALIA-CSMR)	6.125		09/01/2018	528,502
330,000	Nassau County, NY IDA (ALIA-EFLI)	6.125		09/01/2018	332,201
200,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	201,334
300,000	Nassau County, NY IDA (ALIA-NCMRS)	6.125		09/01/2018	302,001
180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	119,147

5	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
$ 4,330,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700%		01/01/2043	$2,815,193
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	183,370
2,460,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,520,787
5,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	4,970
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	69,383
475,000	Nassau County, NY IDA, Series A-B	6.000		07/01/2021	475,599
2,000,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000		07/01/2031	2,221,060
26,655,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	22,116,453
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151	[3]	06/01/2046	3,470,556
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763	[3]	06/01/2060	386,400
37,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	32,125,993
575,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	585,546
555,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2034	554,950
385,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2040	370,351
70,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	73,311
100,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2035	110,301
150,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2042	165,078
1,185,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	1,185,036
22,670,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	22,568,665
100,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	97,335
5,120,000	NY Counties Tobacco Trust III	6.000		06/01/2043	5,120,512
850,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	633,250
5,905,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2042	4,264,414
11,240,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2045	8,022,325
3,500,000	NY Counties Tobacco Trust IV (TASC)	6.250		06/01/2041	3,340,890
84,200,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	1,156,066
334,000,000	NY Counties Tobacco Trust V	7.850	[3]	06/01/2060	1,763,520

6	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 4,910,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)	5.625%	01/15/2046	$5,690,248
30,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.125	01/15/2044	33,623,700
20,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.625	01/15/2046	23,178,200
14,285,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)	5.250	10/01/2035	16,687,594
400,000	NY MTA, Series	5.000	11/15/2033	454,532
235,000	NY MTA, Series 2008C	6.500	11/15/2028	298,457
1,200,000	NY MTA, Series A	5.250	11/15/2038	1,366,296
2,675,000	NY MTA, Series B	5.000	11/15/2033	2,986,156
2,810,000	NY MTA, Series C	5.000	11/15/2027	3,317,317
5,000,000	NY MTA, Series D	5.000	11/15/2028	5,841,850
6,150,000	NY MTA, Series D	5.000	11/15/2030	7,100,237
5,000,000	NY MTA, Series D	5.000	11/15/2031	5,763,200
350,000	NY MTA, Series D	5.000	11/15/2032	399,613
1,000,000	NY MTA, Series D	5.000	11/15/2034	1,108,560
6,500,000	NY MTA, Series D	5.000	11/15/2036	7,261,540
2,450,000	NY MTA, Series D-1	5.000	11/01/2028	2,861,086
3,175,000	NY MTA, Series E	5.000	11/15/2025	3,797,649
3,000,000	NY MTA, Series E	5.000	11/15/2029	3,474,540
3,000,000	NY MTA, Series H	5.000	11/15/2042	3,382,140
7,580,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	7,714,772
2,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016	2,067,460
400,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2030	481,748
250,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2031	299,170
1,500,000	NY TSASC, Inc. (TFABs)	5.000	06/01/2026	1,439,040
80,000,000	NY TSASC, Inc. (TFABs)	5.125	06/01/2042	68,617,578
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250	11/01/2042	5,014,200
4,215,000	NYC GO4	5.000	08/01/2029	5,063,606
1,000,000	NYC GO4	5.000	08/01/2030	1,196,450
1,400,000	NYC GO4	5.000	08/01/2031	1,672,314
6,200,000	NYC GO	5.000	08/01/2032	7,273,592
865,000	NYC GO	5.000	10/01/2032	1,024,324
315,000	NYC GO	5.000	10/01/2034	370,377
700,000	NYC GO	5.000	08/01/2035	810,684
11,000,000	NYC GO5	5.125	03/01/2026	12,940,620
10,000	NYC GO	5.300	01/15/2026	10,036
50,000	NYC GO	5.300	01/15/2026	50,100
5,000	NYC GO1	5.375	08/01/2027	5,018
15,000,000	NYC GO5	5.375	04/01/2036	17,819,250
15,000	NYC GO	5.500	11/15/2037	15,057

7	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$20,000,000	NYC GO5	5.625%	11/15/2031	$23,944,371
45,000	NYC GO	6.000	05/15/2022	45,211
450,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	497,880
410,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	453,427
1,590,000	NYC HDC (Multifamily Hsg.)[1]	5.700	11/01/2046	1,760,607
15,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	15,029
5,000,000	NYC Health & Hospital Corp. (Health System)	5.000	02/15/2030	5,645,400
60,000	NYC IDA (Assoc. for Metro Area Autistic Children)	4.500	07/01/2021	59,582
2,760,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	2,841,089
500,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	516,990
2,100,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	2,146,515
500,000	NYC IDA (Calhoun School)	6.625	12/01/2034	542,050
6,000,000	NYC IDA (Calhoun School)	6.625	12/01/2034	6,346,560
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	1,008,461
530,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	506,002
795,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	759,002
1,990,000	NYC IDA (Chapin School)	5.000	11/01/2038	2,022,019
150,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	157,214
350,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	350,151
780,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	819,242
725,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	454,358
1,625,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	1,576,673
455,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	465,743
4,000,000	NYC IDA (Lycee Francais De New York)[1]	6.800	06/01/2028	4,051,800
420,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	425,611
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	218,658
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	1,062,055
2,300,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	2,303,933
6,045,000	NYC IDA (Mount St. Vincent)	5.250	06/01/2036	6,049,957
1,375,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	1,494,460
1,500,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2037	1,614,270
2,070,000	NYC IDA (PSCH)	6.375	07/01/2033	2,084,594

8	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 750,000	NYC IDA (Queens Baseball Stadium)[1]	5.000%	01/01/2031	$759,210
2,500,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2039	2,507,175
750,000	NYC IDA (Reece School)	7.500	12/01/2037	792,533
230,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	231,093
756,500	NYC IDA (Studio School)	7.000	11/01/2038	497,633
5,345,000	NYC IDA (The Child School)	7.550	06/01/2033	5,472,799
915,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	740,308
3,500,000	NYC IDA (Unicef)	5.300	11/01/2038	3,541,860
4,600,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)[1]	5.000	07/01/2034	5,366,314
5,600,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	5,654,768
785,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	828,316
545,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	575,073
2,280,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250	12/01/2036	2,355,559
5,600,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	3,126,984
2,525,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	3,084,363
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,684,529
4,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2032	4,660,080
1,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2035	1,017,650
20,000,000	NYC Municipal Water Finance Authority[5]	5.000	06/15/2037	21,577,971
40,000,000	NYC Municipal Water Finance Authority[5]	5.500	06/15/2040	47,216,800
5,000,000	NYC Municipal Water Finance Authority	5.500	06/15/2043	5,937,150
20,000,000	NYC Transitional Finance Authority[5]	5.000	01/15/2034	22,098,800
5,500,000	NYC Transitional Finance Authority	5.000	02/01/2035	6,328,960
5,870,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2031	6,952,545
5,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2032	5,885,400
16,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2037	18,429,440
5,500,000	NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2037	6,405,795

9	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 300,000	NYC Transitional Finance Authority (Building Aid)	5.500%	01/15/2039	$344,622
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2034	11,791,100
30,000	NYS DA (Audit & Control)	5.000	04/01/2029	30,092
150,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2027	174,303
150,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2028	172,433
70,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2029	80,469
70,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2030	80,098
1,250,000	NYS DA (Catholic Health System)	4.750	07/01/2039	1,307,888
300,000	NYS DA (Catholic Health System)	4.750	07/01/2039	313,893
125,000	NYS DA (Catholic Health System)	5.000	07/01/2032	134,339
50,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2034	55,272
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2027	7,610,413
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2028	4,441,382
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.000	07/01/2026	831,473
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.200	07/01/2032	828,105
550,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	593,989
830,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	895,230
920,000	NYS DA (Interagency Council)	7.000	07/01/2035	967,012
250,000	NYS DA (Iona College)[1]	5.000	07/01/2032	276,573
3,200,000	NYS DA (L.I. University)[1]	5.000	09/01/2025	3,555,968
2,000,000	NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)	5.500	05/01/2037	2,283,260
365,000	NYS DA (Manhattan College)	5.300	07/01/2037	381,462
140,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2029	152,667
1,360,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	1,396,489
1,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.000	05/01/2039	1,124,870
150,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.000	05/01/2041	166,650
1,500,000	NYS DA (NYU)[1]	5.000	07/01/2037	1,737,660
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	325,764
20,000,000	NYS DA (Personal Income Tax)[5]	5.000	03/15/2037	22,173,400
1,990,000	NYS DA (Providence Rest)	5.000	07/01/2035	1,816,970
3,525,000	NYS DA (Providence Rest)	5.125	07/01/2030	3,416,148
340,000	NYS DA (Providence Rest)	5.250	07/01/2025	341,023

10	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 650,000	NYS DA (Rochester General Hospital)	5.000%	12/01/2035	$658,853
300,000	NYS DA (Rochester Institute of Technology)[1]	5.000	07/01/2040	335,223
3,110,000	NYS DA (Sarah Neuman Nursing Home)	5.500	08/01/2037	3,120,263
250,000	NYS DA (School District Bond Financing Program), Series C	7.250	10/01/2028	318,215
360,000	NYS DA (School District Bond Financing Program), Series C	7.375	10/01/2033	452,664
200,000	NYS DA (School District Bond Financing Program), Series C	7.500	04/01/2039	252,810
200,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	237,306
50,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	59,052
1,955,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	2,289,344
500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	557,105
20,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	21,688,200
20,000,000	NYS DA (State Personal Income Tax Authority)[5]	5.750	03/15/2036	23,936,367
20,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2025	24,292,000
3,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2029	3,591,240
1,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2030	1,192,490
2,000,000	NYS DA (State University of New York)	5.000	07/01/2035	2,315,220
560,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	666,075
1,000,000	NYS DA (The New School)[1]	5.000	07/01/2031	1,138,220
100,000	NYS DA (Winthrop University Hospital/SNCH Obligated Group)[1]	5.500	07/01/2032	102,599
1,070,000	NYS DA (WUH)[1]	5.500	07/01/2023	1,097,809
360,000	NYS DA (Yeshiva University)[1]	5.000	11/01/2031	416,855
2,040,000	NYS DA (Yeshiva University)[1]	5.125	07/01/2029	2,152,404
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000	06/15/2036	5,895,150
20,000	NYS HFA (Affordable Hsg.)[1]	5.450	11/01/2040	21,701
7,500,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000	11/15/2031	8,619,675
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	5,958,650
2,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)	5.000	09/15/2043	2,758,650
1,000,000	NYS Power Authority	5.000	11/15/2038	1,159,390
1,350,000	NYS Thruway Authority[1]	5.000	01/01/2032	1,564,461
1,250,000	NYS Thruway Authority	5.000	04/01/2032	1,473,238
10,175,000	NYS Thruway Authority[1]	5.000	01/01/2037	11,491,340
2,330,000	NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2037	2,594,082

11	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
$ 295,000	NYS UDC (Subordinated Lien)	5.500%		07/01/2022	$295,599
225,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300		03/15/2019	225,018
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500		12/01/2022	56,233
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)[1]	5.000		12/01/2036	2,608,313
260,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000		07/01/2042	282,417
1,615,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.200		07/01/2029	1,776,290
535,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.250		12/01/2041	594,257
1,810,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375		07/01/2040	2,000,122
665,000	Orange County, NY IDA (Glen Arden)	5.625		01/01/2018	345,813
275,000	Orange County, NY IDA (Glen Arden)	5.700		01/01/2028	132,006
5,000,000	Port Authority NY/NJ, 166th Series	5.250		07/15/2036	5,929,650
115,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.000		03/01/2036	119,930
2,680,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	2,431,403
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	1,799,660
415,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350		09/01/2047	453,798
6,810,000	Rensselaer, NY City School District COP	5.000		06/01/2026	7,143,690
1,200,000	Rensselaer, NY City School District COP	5.000		06/01/2036	1,236,960
1,060,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	1,028,921
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	3,078,810
101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252	[3]	08/15/2045	4,372,290
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637	[3]	08/15/2050	1,412,980
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.676	[3]	08/15/2060	264,000
230,000	Saratoga County, NY IDA (Saratoga Hospital/ Saratoga Care/Saratoga Care Family Health Centers)[1]	5.125		12/01/2027	247,225

12	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 105,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000%	10/01/2027	$111,738
45,000	Sodus Village, NY GO1	5.000	05/15/2032	48,998
45,000	Sodus Village, NY GO1	5.000	05/15/2033	48,998
45,000	Sodus Village, NY GO1	5.000	05/15/2034	48,998
45,000	Sodus Village, NY GO1	5.000	05/15/2035	48,978
45,000	Sodus Village, NY GO1	5.000	05/15/2036	48,940
45,000	Sodus Village, NY GO1	5.000	05/15/2037	48,920
240,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000	09/01/2041	270,518
100,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000	09/01/2034	121,421
810,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	6.250	10/01/2040	887,112
225,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	266,083
230,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	271,340
815,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2032	954,536
2,050,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)	5.000	07/01/2028	2,341,572
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)	6.000	12/01/2040	1,112,650
620,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375	12/01/2040	668,081
95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	94,163
50,000	Suffolk County, NY IDA (ALIA-DDI)	5.950	10/01/2021	50,750
4,000,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250	12/01/2033	4,072,800
390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500	11/01/2037	386,564
8,515,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	8,043,354
140,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	140,109
300,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375	01/01/2027	304,359
9,000,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000	11/01/2028	9,231,120
1,000,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550	02/01/2034	1,122,120
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750	11/01/2036	643,424

13	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
$ 210,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750%		11/01/2036	$210,462
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	1,031,980
5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000		11/01/2035	6,065,857
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	514,484
185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250		01/01/2020	185,270
215,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	203,123
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2032	804,390
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.[1]	5.250		06/01/2037	752,423
7,155,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	6,488,154
1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	1,209,645
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625		06/01/2044	6,214,174
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	517,545
408,000	Sullivan County, NY Community College COP[2]	5.750		08/15/2025	368,465
185,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	184,965
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	6,905,261
1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000		09/15/2042	693,170
15,000	Ulster County, NY IDA (Mid-Hudson Family Health Institute)	5.300		07/01/2016	15,053
3,595,000	Utica, NY IDA (Utica College Civic Facility)	5.750		08/01/2028	3,597,912
1,160,000	Utica, NY IDA (Utica College Civic Facility)	6.750		12/01/2021	1,173,978
30,000	Voorheesville, NY GO	5.000		02/15/2023	33,086
35,000	Voorheesville, NY GO	5.000		02/15/2024	38,400
35,000	Voorheesville, NY GO	5.000		02/15/2025	38,297
35,000	Voorheesville, NY GO	5.000		02/15/2026	38,255
40,000	Voorheesville, NY GO	5.000		02/15/2027	43,655
40,000	Voorheesville, NY GO	5.000		02/15/2028	43,606
40,000	Voorheesville, NY GO	5.000		02/15/2029	43,590
45,000	Voorheesville, NY GO	5.000		02/15/2030	49,001
45,000	Voorheesville, NY GO	5.000		02/15/2031	48,873
50,000	Voorheesville, NY GO	5.000		02/15/2032	54,304
50,000	Voorheesville, NY GO	5.000		02/15/2033	54,304

14	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 55,000	Voorheesville, NY GO	5.000%	02/15/2034	$59,734
55,000	Voorheesville, NY GO	5.000	02/15/2035	59,712
60,000	Voorheesville, NY GO	5.000	02/15/2036	65,092
60,000	Voorheesville, NY GO	5.000	02/15/2037	65,067
4,410,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2030	4,892,763
3,000,000	Westchester County, NY Healthcare Corp., Series B1	6.125	11/01/2037	3,554,490
90,000	Westchester County, NY Healthcare Corp., Series C-2[1]	6.125	11/01/2037	106,635
3,335,000	Westchester County, NY IDA (EBC White Plains)	8.000	11/01/2043	3,709,154
3,330,000	Westchester County, NY IDA (EBC White Plains)	8.000	11/01/2043	3,703,593
3,335,000	Westchester County, NY IDA (EBC White Plains)	8.000	11/01/2043	3,709,154
2,485,000	Westchester County, NY IDA (Engel Burman at Armonk)[4]	0.000	11/01/2045	2,493,250
2,530,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	11/01/2045	2,538,400
2,485,000	Westchester County, NY IDA (Engel Burman at Armonk)[4]	6.500	11/01/2045	2,493,250
250,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	262,280
80,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	82,657
600,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	634,824
300,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2026	295,953
10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2045	8,849,742
885,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)	6.000	02/01/2041	927,931
750,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	751,485
950,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2029	1,089,812
4,000,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2041	4,529,600
300,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150	03/01/2015	300,402

				1,270,980,824
U.S. Possessions–23.3%
10,000,000	Guam GO1	5.000	11/15/2023	10,288,800
1,465,000	Guam GO1	5.250	11/15/2037	1,491,018
850,000	Guam GO1	6.750	11/15/2029	953,760
10,925,000	Guam GO1	7.000	11/15/2039	12,327,224
1,200,000	Guam Government Business Privilege	5.000	01/01/2031	1,354,248

15	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 2,000,000	Guam Government Waterworks Authority & Wastewater System	5.625%	07/01/2040	$2,109,340
2,525,000	Guam Government Waterworks Authority & Wastewater System	5.875	07/01/2035	2,603,225
1,000,000	Guam Government Waterworks Authority & Wastewater System	6.000	07/01/2025	1,041,090
210,000	Guam Power Authority, Series A	5.000	10/01/2023	247,250
260,000	Guam Power Authority, Series A	5.000	10/01/2024	301,922
470,000	Guam Power Authority, Series A	5.000	10/01/2030	531,730
470,000	Guam Power Authority, Series A	5.000	10/01/2034	524,252
1,400,000	Guam Power Authority, Series A	5.500	10/01/2030	1,585,500
1,200,000	Guam Power Authority, Series A	5.500	10/01/2040	1,335,000
730,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2017	703,399
1,910,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,718,064
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	100,096
1,500,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	1,361,355
5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2042	4,584,050
6,280,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	6,301,854
790,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	790,916
21,210,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	22,636,585
15,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	15,014
8,555,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	8,563,042
19,500,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	19,518,330
75,000	Puerto Rico Commonwealth GO1	5.000	07/01/2024	74,903
4,595,000	Puerto Rico Commonwealth GO	5.250	07/01/2031	4,603,179
1,980,000	Puerto Rico Commonwealth GO	5.250	07/01/2032	1,976,416
485,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	517,519
31,225,000	Puerto Rico Commonwealth GO	5.500	07/01/2032	31,571,598
1,500,000	Puerto Rico Commonwealth GO	5.625	07/01/2033	1,513,725
8,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	8,137,040
6,000,000	Puerto Rico Electric Power Authority, Series A	5.000	07/01/2042	5,711,520
3,445,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2022	3,602,368
5,450,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2024	5,622,002
5,735,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2025	5,897,759
3,410,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2027	3,485,225

16	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
$ 5,670,000	Puerto Rico Electric Power Authority, Series AAA	5.250%		07/01/2028	$5,784,421
1,945,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2029	1,983,025
5,000,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2030	5,104,000
2,155,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2031	2,191,721
3,750,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2026	3,774,750
1,685,000	Puerto Rico Electric Power Authority, Series WW	5.000		07/01/2028	1,691,032
355,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	350,293
1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	1,000,310
2,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2030	2,250,040
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	4,637
7,405,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	7,265,342
225,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	217,964
4,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	3,700,320
725,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	759,974
15,000,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	5,844,300
4,600,000	Puerto Rico Infrastructure	7.460	[3]	07/01/2030	1,660,232
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	2,579,825
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	201,754
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,067,616
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	130,036
190,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	190,876
105,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625		07/01/2022	105,252
100,000	Puerto Rico ITEMECF (International American University)[1]	5.000		10/01/2031	107,375
4,305,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2022	4,305,086

17	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
$ 150,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000%		10/01/2042	$147,930
810,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	811,215
1,400,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,545,096
3,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	3,845,520
1,000,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	1,079,410
3,150,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	3,381,998
5,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	5,068,000
14,995,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	15,658,650
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950	[3]	08/01/2056	1,366,860
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100	[3]	08/01/2044	4,146,750
27,615,000	Puerto Rico Sales Tax Financing Corp., Series A	6.130	[3]	08/01/2043	4,887,579
18,120,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[3]	08/01/2036	4,669,705
277,125,000	Puerto Rico Sales Tax Financing Corp., Series A	6.580	[3]	08/01/2054	22,350,131
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	14,180,790
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C	6.190	[3]	08/01/2038	5,946,138
1,000,000	University of Puerto Rico[1]	5.000		06/01/2025	984,610
5,925,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	5,707,908
1,700,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	1,583,465
2,000,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000		10/01/2032	2,172,660

					327,504,914

Shares
Common Stocks–0.7%
3,100	CMS Liquidating Trust[7] (Cost $9,920,000)				9,920,000

18	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Value
Total Investments, at Value (Cost $1,588,743,896)–114.4%	$1,608,405,738
Liabilities in Excess of Other Assets–(14.4)	(202,352,686)

Net Assets–100.0%	$1,406,053,052

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2012. See accompanying Notes.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.
CCRC	Continuing Care Retirement Community
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EFC	Environmental Facilities Corp.
EFLI	Epilepsy Foundation of L.I., Inc.
FIT	Fashion Institute of Technology
GO	General Obligation
HAII	Homes Anew II, Inc.
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NCMRS	Nassau Community Mental Retardation Services Company
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State

19	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
ROLs	Residual Option Longs
SNCH	South Nassau Communities Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UDC	Urban Development Corporation
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
WUH	Winthrop University Hospital
YMCA	Young Men’s Christian Assoc.

Notes to Statement of Investments

Effective January 28, 2013 the Fund changed its name to Oppenheimer Rochester AMT-Free New York Municipal Fund from Oppenheimer AMT-Free New York Municipals.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity

20	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to

21	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements

22	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $119,070,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2012, municipal bond holdings with a value of $295,386,601 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $163,980,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,240,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	9.304%	8/15/35	$3,227,482
5,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	8.878	8/15/40	6,575,200
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	8.199	1/15/44	18,623,700
10,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	9.046	1/15/46	13,178,200
6,670,000	NYC GO DRIVERS	13.003	11/15/31	10,614,371
2,750,000	NYC GO ROLs	15.470	3/1/26	4,690,620
3,750,000	NYC GO ROLs[3]	16.491	4/1/36	6,569,250
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	16.927	6/15/40	17,216,800
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	18.068	6/15/37	5,737,971
10,000,000	NYC Transitional Finance Authority ROLs[3]	8.012	1/15/29	12,098,800
10,000,000	NYS DA (Personal Income Tax) DRIVERS	7.863	9/15/31	12,173,400
6,670,000	NYS DA (State Personal Income Tax Authority)	13.328	3/15/36	10,606,367
5,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	12.224	8/1/57	5,663,650
3,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.703	8/1/57	4,430,790

				$131,406,601

23	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $163,980,000 as of December 31, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$16,843,000

24	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2012 is as follows:

Cost	$6,830,737
Market Value	$3,964,804
Market Value as a % of Net Assets	0.28%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally
4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are

25	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the

26	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

27	Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,270,965,827	$14,997	$1,270,980,824
U.S. Possessions	—	327,504,914	—	327,504,914
Common Stocks	—	9,920,000	—	9,920,000

Total Assets	$—	$1,608,390,741	$14,997	$1,608,405,738

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,425,180,172	[1]

Gross unrealized appreciation	$100,987,992
Gross unrealized depreciation	(81,678,043)

Net unrealized appreciation	$19,309,949

1.	The Federal tax cost of securities does not include cost of $163,915,617, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

28	Oppenheimer Rochester AMT-Free New York Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT - Free New York Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 2/11/2013